Note 3 - Corporate Information and Group Composition	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
Note 3.	Corporate Information and Group Composition

Opera is a leading global internet brand with an engaged user base. Building on over 20 years of innovation, starting with its browser products, Opera is increasingly leveraging its brand and user base in order to expand its offerings and its business. Opera offers a range of products and services that include PC and mobile browsers, gaming portals and game development tools, Opera News content recommendation products, and e-commerce products and services.

The chart below provides an overview of the corporate structure of the Group, including the places of incorporation of the Parent and its material subsidiaries.

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(1)	20% held by nominee shareholders.
(2)	1 share held by an additional Opera group entity.
(3)	Variable interest entity contractually controlled by Opera Software International AS.

Opera Limited, with its office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1- 1104, Cayman Islands, is an exempted company under the laws of the Cayman Islands. The address of the principal executive office is Vitaminveien 4, 0485 Oslo, Norway. The Company is listed on Nasdaq under the ticker symbol OPRA.

There were no material non-controlling interests in the subsidiaries.

In addition to the subsidiaries outlined above, Opera has investments in unconsolidated companies, including associates, a joint venture, and other investees. Details on these investments are provided in Note 12.

Capital Management

The primary objective of Opera’s capital management is to maintain a strong capital base to support investor, creditor and market confidence and to sustain future development of the business in accordance with its growth plans.

Investment Program

The board of directors of the Company has adopted an investment program under which up to US$70 million of Opera’s capital may be used for investments in listed equity securities. The maximum amount allocated to the investment program excludes any accumulated gains from the investments. In connection with the investment program, Opera obtained a credit facility of US$80 million with a broker, under which Opera had drawn US$7.5 million as of December 31, 2021, for the purpose of investing in listed equity securities. The objective of the investment program is to preserve capital while generating long-term capital growth by achieving the highest possible return on invested capital relative to the risk taken. In accordance with the related investment guidelines, Opera may enter both long and short positions in listed equity securities, including derivatives of such instruments. These long and short positions are managed as a single portfolio. The investment activity is managed by Kunlun Group Limited, a related party of Opera, and is overseen by Opera’s chairman and CEO. Information on the financial performance of the investment program and the carrying amount of the investment portfolio as of year-end is provided in Note 14, while Note 17 includes details on the related financial risks and risk management adopted by Opera. Note 18 includes information on the asset management fee payable to Kunlun Group Limited.

Share Repurchases

On January 17, 2020, the board of directors of the Company approved a share repurchase program, which authorized management of Opera to execute the repurchase of up to US$50.0 million of ADSs by January 17, 2021, in any form that management may deem appropriate. The repurchase program was terminated on January 17, 2021, at which point in time Opera had repurchased a total of 5,976,455 ADSs for US$49.8 million. Prior to 2020, Opera had repurchased 1,500,000 ADSs for US$10.7 million under a repurchase program that commenced in 2018. As of year-end 2021, Opera held 4,927,297 ADSs in treasury, representing 9,854,594 ordinary shares in the Company. See Note 19 for information on another share repurchase program announced in 2022.

Business Combinations

YoYo Games

On January 11, 2021, Opera acquired 100% of the shares in YoYo Games Limited for US$9.5 million in cash consideration (or US$9.0 million net of cash acquired). YoYo Games Limited owns GameMaker, a platform users can access to develop games. The acquisition forms the basis for Opera Gaming, a new division focused on expanding Opera's capabilities and monetization opportunities in gaming.

The assets and liabilities recognized as a result of the acquisition are as follows.

[US$ thousands]	Fair value recognized on acquisition
Assets:
Intangible assets (technology)	331
Property and equipment (equipment)	37
Right-of-use assets (property)	234
Trade receivables	131
Prepayments	8
Cash	481
Liabilities:
Lease liabilities	234
Deferred tax liabilities	48
Trade payables	102
Income tax payable	63
Other current liabilities	67
Total identifiable net assets at fair value	708
Goodwill arising on acquisition	8,792
Cash consideration transferred	9,500

The goodwill of US$8.8 million comprises the value of expected synergies arising from the acquisition and the value of the assembled workforce, which are not separately recognized. For subsequent impairment testing purposes, the goodwill is allocated to the Browser and News segment. See Note 11 for more information.

The acquired business contributed revenue of US$2.2 million and a net loss of US$1.2 million to Opera in the period from January 11, 2021, to December 31, 2021. The contributed revenue and net loss would not be materially different had the acquisition been completed on January 1, 2021.

PocoSys

On January 17, 2020, Opera acquired 100% of OÜ PocoSys for US$5.0 million. PocoSys, a company incorporated in Estonia, provides banking technologies to fintech companies. In accounting for the business combination, Opera recognized US$1.7 million in identifiable intangible assets, primarily technology, and US$3.0 million in goodwill. Opera did not assume material liabilities in the business combination. See Note 11 for information on the impairment in 2021 of certain assets acquired in the business combination.

Discontinued Operations

On August 19, 2020, Opera completed a transaction in which TenSpot Pesa Limited, a wholly owned subsidiary at the time, and receivables due from it, were contributed to a subsidiary of NanoCred Cayman Company Limited (“Nanobank”) in exchange for Opera obtaining an ownership interest of 42% in Nanobank. The business of TenSpot Pesa Limited and its subsidiaries represented the entirety of Opera’s fintech operating segment at the time, comprising apps in emerging markets that offered instant microloans. See Note 12 for information on Opera’s investment in Nanobank.

In 2020, Opera terminated the retail operating segment under which it sold handsets and prepaid airtime. Upon its termination, the retail segment was classified as a discontinued operation. In 2021, Opera recognized provisions for expected credit losses on the remaining trade receivables outstanding for the sale of handsets and prepaid airtime, resulting in a credit loss expense of US$1.1 million and a related income tax benefit of US$0.2 million, the net of which was classified as loss from discontinued operations in 2021.

The table below presents the profit or loss from discontinued operations, comprising the results of TenSpot Pesa Limited and its subsidiaries up until August 19, 2020, the gain on loss of control over TenSpot Pesa Limited, and the results of the discontinued retail operations.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Revenue	157,776	136,246	-
Expenses	(137,671)	(147,822)	(1,053)
Profit (loss) before income tax	20,105	(11,576)	(1,053)
Income tax benefit (expense)	(2,944)	1,950	237
Profit (loss) after income tax	17,161	(9,626)	(816)
Gain on sale of the subsidiary after income tax	-	151,368	-
Profit (loss) from discontinued operation	17,161	141,742	(816)
Exchange differences on translation of discontinued operations	(1,134)	(1,802)	-
Other comprehensive loss from discontinued operations	(1,134)	(1,802)	-

The table below presents the calculation of the gain in 2020 on loss of control over TenSpot Pesa Limited.

As of August 19,
[US$ thousands]	2020
Fair value of shares in Nanobank	264,936
Less: Carrying amount of net assets disposed of	22,766
Less: Carrying amount of TenSpot Pesa Limited receivables transferred to Nanobank	87,867
Gain on sale before income tax and reclassification of foreign currency translation reserve	154,304
Reclassification of foreign currency translation reserve	(2,936)
Income tax expense on gain	-
Gain on sale after income tax	151,368

The table below presents the net cash flows incurred by TenSpot Pesa Limited, its subsidiaries, and the discontinued retail operations.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Net cash flow from (used in) discontinued operating activities	(108,813)	65,806	-
Net cash flow used in discontinued investing activities	(507)	(576)	-
Net cash flow from (used in) discontinued financing activities	125,675	(44,711)	-
Net change in cash and cash equivalents	16,354	20,518	-

As of August 19, 2020, TenSpot Pesa Limited and its subsidiaries had US$39.3 million in cash and cash equivalents, which were derecognized by Opera when accounting for the loss of control.

The table below presents the basic and diluted earnings per share from discontinued operations.

	Year ended December 31,
[Net income per ADS and share in US$]	2019	2020	2021
Basic net income from discontinued operations per ADS	0.15	1.21	(0.01)
Diluted net income from discontinued operations per ADS	0.15	1.19	(0.01)
Basic net income from discontinued operations per share	0.08	0.60	(0.00)
Diluted net income from discontinued operations per share	0.07	0.60	(0.00)